Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
6.	INTANGIBLE ASSETS, NET
Intangible assets, net consist of the following (in thousands):

	December 31,
	2021	2020
Domain Name	$1,500	1,500
Less: accumulated amortization	(633)	(533)

Intangible assets, net	$867	$967

Total amortization expense was $0.1 million for both years ended December 31, 2021 and 2020, respectively.
The following table summarizes estimated future amortization expense of intangible assets for the years ending December 31 (in thousands):

Years Ending December 31,
2022	$100
2023	100
2024	100
2025	100
2026	100
Thereafter	367

Total estimated future amortization expense	$867